World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2010

Dates Covered
Collections Period	03/01/10 - 03/31/10
Interest Accrual Period	03/15/10 - 04/14/10
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/10	890,162,035.97	62,622
Yield Supplement Overcollaterization Amount at 02/28/10	53,186,468.11	0

Receivables Balance at 02/28/10	943,348,504.08	62,622
Principal Payments	34,764,763.76	1,671
Defaulted Receivables	211,293.25	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollaterization Amount at 03/31/10	50,714,607.97	0

Pool Balance at 03/31/10	857,657,839.10	60,940

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	3,444,637.14	374
Past Due 61-90 days	642,458.16	52
Past Due 91 + days	222,538.94	11

Total	4,309,634.24	437

Total 31+ Delinquent as % Ending Pool Balance	0.50%

Recoveries	127,010.13

Aggregate Net Losses—Mar 2010	84,283.12

Overcollateralization Target Amount	51,459,470.35
Actual Overcollateralization	32,868,893.57

Weighted Average APR	4.77%
Weighted Average APR, Yield Adjusted	7.63%
Weighted Average Remaining Term	52.94

Flow of Funds	$ Amount
Collections	38,718,997.31
Advances	2,921.34
Investment Earnings on Cash Accounts	4,615.81
Servicing Fee	(786,123.75)

Available Funds	37,940,410.71

Distributions of Available Funds
(1) Class A Interest	787,710.64
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	4,202,471.70
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	32,868,893.57
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	37,940,410.71

Servicing Fee	786,123.75
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 03/15/10	861,860,310.80
Principal Paid	37,071,365.27
Note Balance @ 04/15/10	824,788,945.53

Class A-1
Note Balance @ 03/15/10	193,858,310.80
Principal Paid	37,071,365.27
Note Balance @ 04/15/10	156,786,945.53
Note Factor @ 04/15/10	62.9666448%

Class A-2
Note Balance @ 03/15/10	197,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/10	197,000,000.00
Note Factor @ 04/15/10	100.0000000%

Class A-3
Note Balance @ 03/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/10	241,000,000.00
Note Factor @ 04/15/10	100.0000000%

Class A-4
Note Balance @ 03/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 04/15/10	198,106,000.00
Note Factor @ 04/15/10	100.0000000%

Class B
Note Balance @ 03/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 04/15/10	31,896,000.00
Note Factor @ 04/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	869,045.44
Total Principal Paid	37,071,365.27

Total Paid	37,940,410.71

Class A-1
Coupon	0.23262%
Interest Paid	38,832.08
Principal Paid	37,071,365.27

Total Paid to A-1 Holders	37,110,197.35

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	0.00

Total Paid to A-2 Holders	114,916.67

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9477029
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	40.4267006

Total Distribution Amount	41.3744035

A-1 Interest Distribution Amount	0.1559521
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	148.8809850

Total A-1 Distribution Amount	149.0369371

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5833334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	113.36
Noteholders’ Principal Distributable Amount	886.64

Account Balances	$ Amount
Advances
Balance as of 02/28/10	40,718.49
Balance as of 03/31/10	43,639.83
Change	2,921.34

Reserve Account
Balance as of 03/15/10	2,345,271.93
Investment Earnings	271.52
Investment Earnings Paid	(271.52)
Deposit/(Withdrawal)	0.00
Balance as of 04/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93